Lincoln US Equity Income Maximizer Fund Expense Example - Lincoln US Equity Income Maximizer Fund	Jul. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 134
Expense Example, with Redemption, 3 Years	1,142
Expense Example, with Redemption, 5 Years	2,152
Expense Example, with Redemption, 10 Years	4,691
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	1,069
Expense Example, with Redemption, 5 Years	2,037
Expense Example, with Redemption, 10 Years	$ 4,490